CASH FLOWS STATEMENT - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS STATEMENT
Net Income (Loss)	$ (466,797)	$ (504,968)	$ (884,546)	$ (384,025)	$ (3,367,831)	$ 242,634	$ 301,603
Adjustments to reconcile net income (loss)
Accounts Receivable from customers		43,847		55,860
Accounts Receivable from others	751,810	(500,000)	353,644	(500,000)
Advances & Accounts Receivable					(1,424,208)	(3,078,333)
Other Assets	54,401	570,696	334,305	(1,189,851)
Payable	(427,074)	75,682	(473,731)	(356,963)	1,192,467	198,841
Total Adjustments to reconcile net income (loss)	379,137	190,224	214,218	(1,990,953)	(231,742)	(2,879,492)
Net cash from the current year operations	(87,660)	(314,744)	(670,328)	(2,374,978)	(3,599,572)	(2,636,858)
Investing
Common Stock	97,296	9,875	189,816	396,025	826,800	2,718,467
Preferred A Stock	0	0	0	0	0	0
Additional Capital					1,626,589	(1,463,131)
Net cash provided by investing activities	97,296	9,875	189,816	396,025	2,453,389	1,255,336
Financing
Third Party Loan	(14,636)	640	(13,356)	1,920	2,560	(206,974)
PPP Loan from SBA			159,900
EIDL Loan from SBA			135,404
Notes Payable	1,962	268,332	161,612	1,461,082	629,779	1,918,350
Net cash provided by financing activities	(12,674)	268,972	443,560	1,463,002	632,339	1,711,376
Net change in cash and cash equivalents	(3,038)	(35,896)	(36,953)	(515,950)	(513,845)	329,854
Cash and cash equivalents, beginning of period	36,666	104,372	70,581	584,425	584,425	254,571
Cash and cash equivalents, end of period	$ 33,628	$ 68,476	$ 33,628	$ 68,476	$ 70,581	$ 584,425	$ 254,571